Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Income And Expense [Abstract]
Summary of Other Income

(1) Other income for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Gain on disposal of property and equipment	~~W~~	2	~~W~~	2
Miscellaneous gain		163		42
Total	~~W~~	165	~~W~~	44

Summary of Other Expenses

(2) Other expenses for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Loss on retirement and disposal of property and equipment	~~W~~	37	~~W~~	—
Impairment loss on intangible assets		230		5
Miscellaneous loss		1		64
Total	~~W~~	268	~~W~~	69